UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%         Alliant Techsystems, Inc., 2.75%, 9/15/11 (a)(b)                       USD  1,817  $   2,214,469
                                   DRS Technologies, Inc., 6.875%, 11/01/13                                    1,325      1,341,563
                                   Esterline Technologies Corp., 7.75%, 6/15/13                                  925        925,000
                                   Hawker Beechcraft Acquisitions Co. LLC,
                                   8.875%, 4/01/15 (c)                                                           395        393,025
                                   L-3 Communications Holdings, Inc., 3%, 8/01/35 (a)                          1,280      1,508,800
                                   TransDigm, Inc., 7.75%, 7/15/14                                               440        427,900
                                                                                                                      -------------
                                                                                                                          6,810,757
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    Continental Airlines, Inc. Series 1997-4-B,
                                   6.90%, 7/02/18                                                                842        709,504
                                   Continental Airlines, Inc. Series 1998-1-C,
                                   6.541%, 9/15/09                                                                18         17,848
                                   Continental Airlines, Inc. Series 2001-1-C,
                                   7.033%, 12/15/12                                                              304        242,969
                                                                                                                      -------------
                                                                                                                            970,321
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.8%             Allison Transmission, Inc., 11%, 11/01/15 (b)                                 565        519,800
                                   Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)                         1,665      1,465,200
                                   The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                               810        814,050
                                   The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                            1,032      1,062,960
                                   Lear Corp., 8.75%, 12/01/16                                                   825        620,813
                                                                                                                      -------------
                                                                                                                          4,482,823
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                 Ford Capital BV, 9.50%, 6/01/10                                               710        591,075
                                   Ford Motor Co., 8.90%, 1/15/32                                                600        318,000
                                                                                                                      -------------
                                                                                                                            909,075
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.0%           Momentive Performance Materials, Inc.,
                                   11.50%, 12/01/16                                                            1,820      1,419,600
                                   Ply Gem Industries, Inc., 11.75%, 6/15/13 (b)                               1,305      1,187,550
                                                                                                                      -------------
                                                                                                                          2,607,150
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%             E*Trade Financial Corp., 12.50%, 11/30/17 (b)                               1,420      1,519,400
                                   Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)                               1,004        843,360
                                   Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)                            370        306,813
                                   Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)                       249        206,558
                                                                                                                      -------------
                                                                                                                          2,876,131
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                   American Pacific Corp., 9%, 2/01/15                                           800        776,000
                                   Hexion U.S. Finance Corp., 7.304%, 11/15/14 (d)                               600        457,500
                                   Hexion U.S. Finance Corp., 9.75%, 11/15/14                                    500        416,250
                                   Innophos, Inc., 8.875%, 8/15/14                                               740        758,500
                                   Key Plastics LLC, 11.75%, 3/15/13 (b)                                         425        148,750
                                   MacDermid, Inc., 9.50%, 4/15/17 (b)                                         1,595      1,459,425
                                   Nalco Finance Holdings, Inc., 10.041%, 2/01/14 (e)                            780        702,000
                                   Terra Capital, Inc. Series B, 7%, 2/01/17                                     265        257,712
                                                                                                                      -------------
                                                                                                                          4,976,137
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -   ARAMARK Corp., 8.50%, 2/01/15                                                 215        216,613
4.2%                               Corrections Corp. of America, 7.50%, 5/01/11                                2,800      2,821,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   DI Finance Series B, 9.50%, 2/15/13                                    USD    269  $     266,983
                                   Sally Holdings LLC, 9.25%, 11/15/14                                           200        202,250
                                   Sally Holdings LLC, 10.50%, 11/15/16                                          693        696,465
                                   US Investigations Services, Inc., 10.50%, 11/01/15 (b)                        700        623,000
                                   Waste Services, Inc., 9.50%, 4/15/14                                        2,800      2,828,000
                                   West Corp., 9.50%, 10/15/14                                                   700        596,750
                                   West Corp., 11%, 10/15/16                                                   2,720      2,128,400
                                                                                                                      -------------
                                                                                                                         10,379,461
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.5%    Nortel Networks Ltd., 7.041%, 7/15/11 (d)                                   1,400      1,298,500
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -       Dycom Industries, Inc., 8.125%, 10/15/15                                    1,650      1,542,750
0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.5%      Nortek Holdings, Inc., 10%, 12/01/13 (b)                                    3,270      3,057,450
                                   Texas Industries, Inc., 7.25%, 7/15/13                                        720        673,200
                                                                                                                      -------------
                                                                                                                          3,730,650
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 4.0%      Berry Plastics Holding Corp., 6.651%, 9/15/14 (d)                           1,655      1,241,250
                                   Graphic Packaging International Corp., 8.50%, 8/15/11                       1,175      1,157,375
                                   Graphic Packaging International Corp., 9.50%, 8/15/13                         590        554,600
                                   Impress Holdings BV, 5.916%, 9/15/13 (b)(d)                                   390        351,000
                                   Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13                          925        952,750
                                   Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                          1,255        847,125
                                   Pregis Corp., 12.375%, 10/15/13                                             1,130      1,079,150
                                   Rock-Tenn Co., 8.20%, 8/15/11                                               1,875      1,921,875
                                   Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                      2,220      1,776,000
                                                                                                                      -------------
                                                                                                                          9,881,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -    Service Corp. International, 7%, 6/15/17                                    2,800      2,611,000
1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -   Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (b)                        490        492,450
3.1%                               FCE Bank Plc, 7.125%, 1/16/12                                          EUR  2,500      3,059,013
                                   Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (d)                         USD    385        284,247
                                   Ford Motor Credit Co. LLC, 7.80%, 6/01/12                                     200        148,533
                                   GMAC LLC, 7.25%, 3/02/11                                                      550        366,978
                                   GMAC LLC, 5.011%, 12/01/14 (d)                                              1,345        706,323
                                   GMAC LLC, 6.75%, 12/01/14                                                   1,270        689,567
                                   GMAC LLC, 8%, 11/01/31                                                      1,390        749,695
                                   Leucadia National Corp., 8.125%, 9/15/15                                    1,250      1,257,813
                                                                                                                      -------------
                                                                                                                          7,754,619
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      Broadview Networks Holdings, Inc., 11.375%, 9/01/12                           920        791,200
Services - 3.3%                    Cincinnati Bell, Inc., 7.25%, 7/15/13                                         245        235,506
                                   Qwest Communications International, Inc.,
                                   7.50%, 2/15/14                                                              2,990      2,720,900
                                   Qwest Corp., 6.026%, 6/15/13 (d)                                            1,350      1,248,750
                                   Qwest Corp., 7.625%, 6/15/15                                                  500        463,750
                                   Windstream Corp., 8.125%, 8/01/13                                           2,800      2,772,000
                                                                                                                      -------------
                                                                                                                          8,232,106
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%          Edison Mission Energy, 7.50%, 6/15/13                                  USD  1,775  $   1,779,438
                                   NSG Holdings LLC, 7.75%, 12/15/25 (b)                                         965        926,400
                                   Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                                1,812      1,704,564
                                                                                                                      -------------
                                                                                                                          4,410,402
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%        Coleman Cable, Inc., 9.875%, 10/01/12                                         925        860,250
                                   UCAR Finance, Inc., 10.25%, 2/15/12                                            99        101,970
                                                                                                                      -------------
                                                                                                                            962,220
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &             NXP BV, 5.541%, 10/15/13 (d)                                                1,255        975,763
Instruments - 0.9%                 Sanmina-SCI Corp., 8.125%, 3/01/16                                          1,465      1,322,162
                                                                                                                      -------------
                                                                                                                          2,297,925
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -      Compagnie Generale de Geophysique-Veritas,
0.5%                               7.50%, 5/15/15                                                                195        194,025
                                   Compagnie Generale de Geophysique-Veritas,
                                   7.75%, 5/15/17                                                                300        298,500
                                   North American Energy Partners, Inc., 8.75%, 12/01/11                         680        676,600
                                                                                                                      -------------
                                                                                                                          1,169,125
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%    AmeriQual Group LLC, 9%, 4/01/12 (b)                                          750        487,500
                                   Rite Aid Corp., 7.50%, 3/01/17                                              1,050        871,500
                                                                                                                      -------------
                                                                                                                          1,359,000
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%               Del Monte Corp., 8.625%, 12/15/12                                           1,562      1,577,620
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%               El Paso Performance-Linked Trust, 7.75%, 7/15/11 (b)                        1,250      1,263,748
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &            Biomet, Inc., 10.375%, 10/15/17 (c)                                           260        274,300
Supplies - 2.8%                    Biomet, Inc., 11.625%, 10/15/17                                               260        273,325
                                   Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)                           900        751,500
                                   DJO Finance LLC, 10.875%, 11/15/14                                          4,900      4,912,250
                                   Hologic, Inc., 2%, 12/15/37 (a)(e)                                            815        665,244
                                                                                                                      -------------
                                                                                                                          6,876,619
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            Community Health Systems, Inc., 8.875%, 7/15/15                               510        515,100
Services - 3.1%                    Omnicare, Inc., 6.75%, 12/15/13                                               675        632,813
                                   Tenet Healthcare Corp., 6.375%, 12/01/11                                      260        250,900
                                   Tenet Healthcare Corp., 6.50%, 6/01/12                                      4,010      3,879,675
                                   United Surgical Partners International, Inc.,
                                   8.875%, 5/01/17                                                               711        611,460
                                   Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                           1,875      1,842,187
                                                                                                                      -------------
                                                                                                                          7,732,135
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -    American Real Estate Partners LP, 7.125%, 2/15/13                           2,580      2,254,275
6.6%                               Caesars Entertainment, Inc., 7.875%, 3/15/10                                1,275      1,086,938
                                   Galaxy Entertainment Finance Co. Ltd.,
                                   8.133%, 12/15/10 (b)(d)                                                       225        216,000
                                   Galaxy Entertainment Finance Co. Ltd.,
                                   9.875%, 12/15/12 (b)                                                          500        470,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Gaylord Entertainment Co., 8%, 11/15/13                                USD    375  $     344,063
                                   Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)                             1,860      1,753,050
                                   Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(f)(g)                           522        394,110
                                   Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                        3,050      1,804,162
                                   Inn of the Mountain Gods Resort & Casino,
                                   12%, 11/15/10                                                               1,425      1,015,313
                                   Landry's Restaurants, Inc., 9.50%, 12/15/14                                   225        222,750
                                   Little Traverse Bay Bands of Odawa Indians,
                                   10.25%, 2/15/14 (b)                                                         1,175        978,188
                                   Penn National Gaming, Inc., 6.875%, 12/01/11                                1,875      1,781,250
                                   San Pasqual Casino, 8%, 9/15/13 (b)                                           925        841,750
                                   Shingle Springs Tribal Gaming Authority,
                                   9.375%, 6/15/15 (b)                                                           300        243,750
                                   Station Casinos, Inc., 7.75%, 8/15/16                                       1,525      1,029,375
                                   Travelport LLC, 7.436%, 9/01/14 (d)                                           345        271,687
                                   Tropicana Entertainment LLC, 9.625%, 12/15/14 (f)                             315        100,800
                                   Virgin River Casino Corp., 9%, 1/15/12                                        805        565,512
                                   Wynn Las Vegas LLC, 6.625%, 12/01/14                                        1,100      1,002,375
                                                                                                                      -------------
                                                                                                                         16,375,348
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%          American Greetings Corp., 7.375%, 6/01/16                                     975        926,250
                                   Jarden Corp., 7.50%, 5/01/17                                                  900        801,000
                                   The Yankee Candle Co., Inc., 9.75%, 2/15/17                                   195        123,825
                                                                                                                      -------------
                                                                                                                          1,851,075
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                 First Data Corp., 9.875%, 9/24/15 (b)                                       1,250      1,078,125
                                   SunGard Data Systems, Inc., 9.125%, 8/15/13                                 2,225      2,258,375
                                                                                                                      -------------
                                                                                                                          3,336,500
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &      The AES Corp., 8.75%, 5/15/13 (b)                                             994      1,028,790
Energy Traders - 3.5%              Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                        3,300      3,250,500
                                   NRG Energy, Inc., 7.25%, 2/01/14                                            1,525      1,504,031
                                   NRG Energy, Inc., 7.375%, 2/01/16                                           1,375      1,357,813
                                   Texas Competitive Electric Holdings Co. LLC,
                                   10.50%, 11/01/16 (b)(c)                                                       900        859,500
                                   Texas Competitive Electric Holdings Co. LLC Series B,
                                   10.25%, 11/01/15 (b)                                                          705        703,238
                                                                                                                      -------------
                                                                                                                          8,703,872
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.9%    Sequa Corp., 11.75%, 12/01/15 (b)                                           2,380      2,094,400
                                   Sequa Corp., 13.50%, 12/01/15 (b)(c)                                        3,184      2,594,919
                                                                                                                      -------------
                                                                                                                          4,689,319
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                   Alliant Holdings I, Inc., 11%, 5/01/15 (b)                                  1,600      1,424,000
                                   USI Holdings Corp., 6.679%, 11/15/14 (b)(d)                                   630        502,425
                                                                                                                      -------------
                                                                                                                          1,926,425
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                   AGY Holding Corp., 11%, 11/15/14                                            1,200      1,116,000
                                   Accuride Corp., 8.50%, 2/01/15                                                515        332,175

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   RBS Global, Inc., 8.875%, 9/01/16                                      USD    525  $     489,563
                                   Terex Corp., 8%, 11/15/17                                                     690        681,374
                                                                                                                      -------------
                                                                                                                          2,619,112
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.2%                      Horizon Lines, Inc., 4.25%, 8/15/12 (a)                                       335        275,119
                                   Navios Maritime Holdings, Inc., 9.50%, 12/15/14                               442        422,109
                                   Teekay Shipping Corp., 8.875%, 7/15/11                                      2,175      2,259,281
                                                                                                                      -------------
                                                                                                                          2,956,509
-----------------------------------------------------------------------------------------------------------------------------------
Media - 13.4%                      Affinion Group, Inc., 10.125%, 10/15/13                                     1,255      1,236,175
                                   Allbritton Communications Co., 7.75%, 12/15/12                              1,700      1,521,500
                                   Barrington Broadcasting Group LLC, 10.50%, 8/15/14                          1,090        921,050
                                   CMP Susquehanna Corp., 9.875%, 5/15/14                                      1,875      1,171,875
                                   CSC Holdings, Inc. Series B, 7.625%, 4/01/11                                2,125      2,135,625
                                   Cablevision Systems Corp. Series B,
                                   7.133%, 4/01/09 (d)                                                           490        492,450
                                   Cablevision Systems Corp. Series B, 8%, 4/15/12                               425        420,750
                                   Cadmus Communications Corp., 8.375%, 6/15/14                                1,475      1,143,125
                                   Charter Communications Holdings I, LLC,
                                   11%, 10/01/15                                                               1,245        950,288
                                   Charter Communications Holdings II, LLC,
                                   10.25%, 9/15/10                                                             3,650      3,504,000
                                   Dex Media West LLC, 9.875%, 8/15/13                                         1,239        954,030
                                   DirecTV Holdings LLC, 7.625%, 5/15/16 (b)                                   1,405      1,401,488
                                   EchoStar DBS Corp., 7%, 10/01/13                                               90         85,500
                                   EchoStar DBS Corp., 7.125%, 2/01/16                                         1,080        993,600
                                   Harland Clarke Holdings Corp., 7.554%, 5/15/15 (d)                            330        232,650
                                   Harland Clarke Holdings Corp., 9.50%, 5/15/15                                 390        306,150
                                   Liberty Media Corp., 0.75%, 3/30/23 (a)                                     1,023      1,095,889
                                   Mediacom LLC, 9.50%, 1/15/13                                                2,250      2,176,875
                                   Network Communications, Inc., 10.75%, 12/01/13                                 20         14,375
                                   Nielsen Finance LLC, 10%, 8/01/14                                           3,510      3,553,875
                                   ProtoStar I Ltd., 12.50%, 10/15/12 (a)(b)(d)                                  786        762,492
                                   R.H. Donnelley Corp., 11.75%, 5/15/15 (b)                                   1,497      1,100,295
                                   Rainbow National Services LLC, 10.375%, 9/01/14 (b)                         1,166      1,240,333
                                   Salem Communications Corp., 7.75%, 12/15/10                                 2,425      2,037,000
                                   TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                                  3,750      3,206,250
                                   Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)                                    390        357,825
                                   Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)                          673        390,340
                                                                                                                      -------------
                                                                                                                         33,405,805
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.2%             Aleris International, Inc., 9%, 12/15/14 (c)                                  950        741,000
                                   Aleris International, Inc., 10%, 12/15/16                                     800        558,000
                                   FMG Finance Property Ltd., 10%, 9/01/13 (b)                                   500        535,000
                                   FMG Finance Property Ltd., 10.625%, 9/01/16 (b)                             1,210      1,355,200
                                   Foundation PA Coal Co., 7.25%, 8/01/14                                      1,850      1,854,625

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Freeport-McMoRan Copper & Gold, Inc.,
                                   5.883%, 4/01/15 (d)                                                    USD  1,815  $   1,819,792
                                   Freeport-McMoRan Copper & Gold, Inc.,
                                   8.375%, 4/01/17                                                             2,445      2,591,700
                                   Novelis, Inc., 7.25%, 2/15/15                                               1,875      1,739,062
                                   Ryerson, Inc., 10.176%, 11/01/14 (b)(d)                                       380        362,900
                                   Ryerson, Inc., 12%, 11/01/15 (b)                                              305        298,900
                                   Steel Dynamics, Inc., 7.375%, 11/01/12                                        490        485,100
                                   Vedanta Resources Plc, 9.50%, 7/18/18 (b)                                     600        599,158
                                                                                                                      -------------
                                                                                                                         12,940,437
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%            Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                                 1,375      1,337,188
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -      Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)                             1,190      1,195,950
8.4%                               Berry Petroleum Co., 8.25%, 11/01/16                                          470        448,850
                                   Chaparral Energy, Inc., 8.50%, 12/01/15                                       580        504,600
                                   Chesapeake Energy Corp., 7.25%, 12/15/18                                    2,400      2,340,000
                                   Chesapeake Energy Corp., 2.25%, 12/15/38 (a)                                  775        726,563
                                   Compton Petroleum Finance Corp., 7.625%, 12/01/13                           1,505      1,412,819
                                   Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)                            1,245      1,285,463
                                   Copano Energy LLC, 8.125%, 3/01/16                                            650        630,500
                                   Corral Finans AB, 7.713%, 4/15/10 (b)(c)                                    2,003      1,853,148
                                   EXCO Resources, Inc., 7.25%, 1/15/11                                        2,600      2,574,000
                                   Encore Acquisition Co., 6.25%, 4/15/14                                      1,850      1,655,750
                                   Forest Oil Corp., 7.25%, 6/15/19                                            1,140      1,048,800
                                   Forest Oil Corp., 7.25%, 6/15/19 (b)                                          995        915,400
                                   OPTI Canada, Inc., 8.25%, 12/15/14                                          1,600      1,598,000
                                   PetroHawk Energy Corp., 7.875%, 6/01/15 (b)                                   625        582,812
                                   Sabine Pass LNG LP, 7.50%, 11/30/16                                           350        306,250
                                   SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)                              1,000        967,500
                                   SandRidge Energy, Inc., 8%, 6/01/18 (b)                                       935        876,562
                                                                                                                      -------------
                                                                                                                         20,922,967
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.6%     Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (d)                             1,290        590,175
                                   Abitibi-Consolidated, Inc., 8.85%, 8/01/30                                    175         64,750
                                   Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)                                   306        245,749
                                   Bowater, Inc., 5.776%, 3/15/10 (d)                                          2,625      2,152,500
                                   Domtar Corp., 7.125%, 8/15/15                                               2,575      2,484,875
                                   NewPage Corp., 10%, 5/01/12                                                 2,550      2,473,500
                                   NewPage Corp., 12%, 5/01/13                                                 1,105      1,033,175
                                   Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                             825        675,469
                                   Verso Paper Holdings LLC Series B,
                                   6.551%, 8/01/14 (d)                                                           260        231,400
                                   Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                          1,695      1,593,300
                                                                                                                      -------------
                                                                                                                         11,544,893
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%           Chattem, Inc., 7%, 3/01/14                                                  1,375      1,340,625
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%             Angiotech Pharmaceuticals, Inc., 6.56%, 12/01/13 (d)                        1,310      1,159,350
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Corporate Bonds                                                           (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts      FelCor Lodging LP, 8.50%, 6/01/11                                      USD  1,075  $   1,037,375
(REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &           Forest City Enterprises, Inc., 7.625%, 6/01/15                              2,825      2,542,500
Development - 1.9%                 Realogy Corp., 10.50%, 4/15/14                                              1,200        708,000
                                   Realogy Corp., 11%, 4/15/14 (c)                                             1,505        707,350
                                   Realogy Corp., 12.375%, 4/15/15                                             1,490        685,400
                                                                                                                      -------------
                                                                                                                          4,643,250
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor     Amkor Technology, Inc., 7.75%, 5/15/13                                        260        243,750
Equipment - 1.1%                   Amkor Technology, Inc., 9.25%, 6/01/16                                        760        733,400
                                   Freescale Semiconductor, Inc., 8.875%, 12/15/14                               340        275,400
                                   Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c)                           770        600,600
                                   Spansion, Inc., 5.935%, 6/01/13 (b)(d)                                      1,135        788,825
                                                                                                                      -------------
                                                                                                                          2,641,975
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                    BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)                                369        221,584
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.3%            Asbury Automotive Group, Inc., 7.625%, 3/15/17                                330        235,950
                                   AutoNation, Inc., 4.791%, 4/15/13 (d)                                       2,675      2,206,875
                                   AutoNation, Inc., 7%, 4/15/14                                                 725        627,125
                                   General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(d)                     1,640      1,350,522
                                   General Nutrition Centers, Inc., 10.75%, 3/15/15                            1,330      1,153,775
                                   Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(e)                               985        587,306
                                   Michaels Stores, Inc., 10%, 11/01/14                                          930        697,500
                                   Michaels Stores, Inc., 11.375%, 11/01/16                                      710        454,400
                                   United Auto Group, Inc., 7.75%, 12/15/16                                    1,030        835,588
                                                                                                                      -------------
                                                                                                                          8,149,041
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury         Levi Strauss & Co., 8.875%, 4/01/16                                         1,875      1,612,500
Goods - 1.2%                       Quiksilver, Inc., 6.875%, 4/15/15                                           1,600      1,284,000
                                                                                                                      -------------
                                                                                                                          2,896,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         Centennial Cellular Operating Co. LLC,
Services - 6.5%                    10.125%, 6/15/13                                                            1,525      1,589,813
                                   Centennial Communications Corp., 8.541%, 1/01/13 (d)                        1,280      1,273,600
                                   Cricket Communications, Inc., 10.875%, 11/01/14 (e)                         1,285      1,273,756
                                   Cricket Communications, Inc., 10%, 7/15/15 (b)                                 80         80,400
                                   Digicel Group Ltd., 8.875%, 1/15/15 (b)                                     1,085      1,018,598
                                   Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                                  1,911      1,727,066
                                   FiberTower Corp., 9%, 11/15/12 (a)                                            600        396,000
                                   iPCS, Inc., 4.926%, 5/01/13 (d)                                               580        514,750
                                   MetroPCS Wireless, Inc., 9.25%, 11/01/14                                    2,980      2,953,925
                                   Nordic Telephone Co. Holdings ApS,
                                   8.875%, 5/01/16 (b)                                                         2,250      2,165,625
                                   Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                              265        242,793
                                   Rural Cellular Corp., 8.25%, 3/15/12                                          850        885,062
                                   Sprint Capital Corp., 7.625%, 1/30/11                                       2,130      2,130,000
                                                                                                                      -------------
                                                                                                                         16,251,388
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Corporate Bonds - 103.3%                                                       257,661,937
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Floating Rate Loan Interests                                              (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%             Allison Transmission Term Loan, 5.22% - 5.56%,
                                   8/07/14                                                                USD    245  $     219,469
                                   Dana Corp. Term Advance, 6.75%, 1/31/15                                     1,697      1,559,589
                                                                                                                      -------------
                                                                                                                          1,779,058
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                 Ford Motor Term Loan, 5.47%, 12/16/13 (h)                                     924        716,005
                                   General Motors Corp. Secured Term Loan, 5.163%, 11/29/13 (h)                  773        570,719
                                                                                                                      -------------
                                                                                                                          1,286,724
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.2%           Building Material Corp. of America Term Loan Advance,
                                   5.438% - 5.563%, 2/24/14                                                      499        427,886
                                   CPG International, I Inc. Term Loan B, 7.85%, 2/28/11                       3,000      2,940,000
                                   Masonite International Canadian Term Loan, 4.63% - 5.046%, 4/05/13          1,224      1,042,305
                                   Masonite International U.S. Term Loan, 4.63% - 5.046%, 4/05/13              1,210      1,030,418
                                                                                                                      -------------
                                                                                                                          5,440,609
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%             Marsico Parent Co., LLC Term Loan, 5.50% - 7%,
                                   12/15/14                                                                      497        425,362
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                   PQ Corp. First Lien Term Loan, 5.92%, 7/30/14                                 750        701,719
                                   PQ Corp. Second Lien Term Loan, 9.30%, 7/30/15                              3,250      2,811,250
                                   Wellman, Inc. Second Lien Term Loan, 9.989%,
                                   2/10/10 (f)(g)(h)                                                           2,650        530,000
                                                                                                                      -------------
                                                                                                                          4,042,969
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%      Berry Plastics Corp. Loan, 9.791%, 6/05/14 (c)(h)                             880        484,004
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      Wind Telecomunicazione SpA Euro Facility Second Lien, 6.25% -
Services - 0.9%                    10.92%, 11/26/14                                                       EUR  1,500      2,200,075
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            Community Health Systems, Inc. Term Loan, 5.06%,
Services - 1.1%                    6/18/14                                                                USD  1,552      1,466,961
                                   Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11 (c)                      1,546      1,298,889
                                                                                                                      -------------
                                                                                                                          2,765,850
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -    Travelport, Inc. Term Loan, 9.793%, 3/27/12 (c)                             2,618      1,610,201
0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%          Spectrum Brands, Inc. Dollar Term B Loan, 6.669% - 6.804%, 3/30/13            463        397,439
                                   Spectrum Brands, Inc. Letter of Credit, 2.314%, 3/30/13                        23         20,069
                                                                                                                      -------------
                                                                                                                            417,508
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &      Calpine Corp. First Priority Term Loan, 5.685%, 3/31/14                       750        696,562
Energy Traders - 1.8%              TXU Corp. Initial Tranche Term Loan B-1, 5.963% - 6.303%,
                                   10/10/14                                                                      209        194,959
                                   TXU Corp. Initial Tranche Term Loan B-2, 5.963% - 6.303%,
                                   10/10/14                                                                      496        462,477
                                   TXU Corp. Initial Tranche Term Loan B-3, 5.963% - 6.303%,
                                   10/10/14                                                                    3,474      3,230,587
                                                                                                                      -------------
                                                                                                                          4,584,585
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.8%                   Navistar International Transportation Corp. Revolving Credit,
                                   5.686%, 6/30/12                                                               505        465,231

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                           Floating Rate Loan Interests                                              (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Navistar International Transportation Corp. Term Loan, 6.292%,
                                   6/30/12                                                                USD  1,385  $   1,275,931
                                   Rexnord Corp. Loan, 9.676%, 3/01/13 (c)                                       383        306,638
                                                                                                                      -------------
                                                                                                                          2,047,800
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.6%                       Affinion Group, Inc. Loan, 9.368%, 3/01/12                                    400        335,500
                                   Catalina Marketing Group Senior Unsecured Interim
                                   Loan, 7.533%, 10/01/15                                                      2,500      2,175,000
                                   Education Media and Publishing Mezzanine, 11.964%,
                                   11/14/14                                                                    2,417      2,168,958
                                   Education Media and Publishing Tranche A Term Loan, 6.464%, 6/12/14         5,690      4,551,768
                                   New Vision Television Second Lien, 9.19%, 10/26/14                          1,000        720,000
                                   Thomson Learning, Inc. Term Loan B-2, 7.50%, 7/05/14                        1,500      1,485,000
                                                                                                                      -------------
                                                                                                                         11,436,226
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              Abbot Group Plc Dollar Facility, 14.50%, 3/15/18 (h)                        2,107      2,065,009
Fuels - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%     NewPage Corp. Term Loan, 6.563%, 3/15/18                                      498        484,689
                                   Verso Paper Holdings LLC Loan, 9.033%, 2/01/13                              1,082      1,014,300
                                                                                                                      -------------
                                                                                                                          1,498,989
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Floating Rate Loan Interests - 16.8%                                            42,084,969
-----------------------------------------------------------------------------------------------------------------------------------

                                   Common Stocks                                                              Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%             E*Trade Financial Corp. (g)                                                68,734        219,949
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%    Loral Space & Communications Ltd. (g)                                      77,483      1,423,363
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%      Smurfit Kappa Plc                                                           3,634         23,447
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%        Medis Technologies Ltd. (g)                                                67,974        212,759
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%             CenterPoint Energy, Inc.                                                   38,459        610,729
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              EXCO Resources, Inc.                                                       71,053      1,881,483
Fuels - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%     Ainsworth Lumber Co. Ltd.                                                  37,144        106,695
                                   Ainsworth Lumber Co. Ltd. (b)                                              41,686        119,963
                                   Western Forest Products, Inc. (g)                                         147,968        119,846
                                   Western Forest Products, Inc. Restricted Shares (g)                        41,528         33,635
                                                                                                                      -------------
                                                                                                                            380,139
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor     Cypress Semiconductor Corp. (g)                                            29,541        957,719
Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         American Tower Corp. Class A (g)                                           11,273        465,913
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Common Stocks - 2.5%                                                             6,175,501
-----------------------------------------------------------------------------------------------------------------------------------

                                   Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
                                   Capital Trusts                                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -   Citigroup, Inc., 8.40% (d)(i)                                          USD  2,440      2,071,609
1.1%                               JPMorgan Chase & Co., 7.90% (d)(i)                                            720        654,120
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Capital Trusts - 1.1%                                                            2,725,729
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                           Preferred Stocks                                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%             Marsico Parent Superholdco, LLC, 16.75% (b)                                    67  $      57,285
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                   American International Group, Inc., 8.50% (a)                              10,000        498,500
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Preferred Stocks - 0.2%                                                            555,785
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Preferred Securities - 1.3%                                                      3,281,514
-----------------------------------------------------------------------------------------------------------------------------------

                                   Warrants (j)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers              HealthSouth Corp. (expires 1/16/14)                                        29,930          7,483
& Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Warrants - 0.0%                                                                      7,483
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                   Other Interests (k)                                                       (000)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                       Adelphia Escrow (h)                                                    USD    700             70
                                   Adelphia Recovery Trust (h)                                                   878          3,512
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Other Interests - 0.0%                                                               3,582
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Long-Term Investments
                                   (Cost - $343,959,063) - 123.9%                                                       309,214,986
-----------------------------------------------------------------------------------------------------------------------------------

                                   Options Purchased                                                       Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                       Marsico Parent Superholdco LLC, expiring December 2009 at $942.86              17         28,730
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Options Purchased
                                   (Cost - $16,622) - 0.0%                                                                   28,730
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Par
                                   Short-Term Securities                                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government & Agency           Federal Home Loan Bank, 2.31%, 9/05/08                                 USD  1,000        999,818
Obligations - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                                                                                             (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                   BlackRock Liquidity Series, LLC
                                   Cash Sweep Series, 2.41% (l)(m)                                             1,252      1,251,634
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities
                                   (Cost - $2,251,452) - 0.9%                                                             2,251,452
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $346,227,137*) - 124.8%                                    311,495,168

                                   Liabilities in Excess of Other Assets - (24.8)%                                      (61,984,914)
                                                                                                                      -------------
                                   Net Assets - 100.0%                                                                $ 249,510,254
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 346,762,199
                                                                  =============
      Gross unrealized appreciation                               $   3,576,680
      Gross unrealized depreciation                                 (38,843,711)
                                                                  -------------
      Net unrealized depreciation                                 $ (35,267,031)
                                                                  =============
(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)   Variable rate security. Rate shown is as of report date.
(e) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

(f)   Issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h)   Security is fair valued.
(i)   Security is a perpetual in nature and has no stated maturity date.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                          Net Activity
      Affiliate                                              (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    USD 1,252     $12,832
      --------------------------------------------------------------------------
(m)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

o     Foreign currency exchange contracts as of August 31,2008 were as follows:
      -------------------------------------------------------------------------
                                                                   Unrealized
          Currency             Currency          Settlement       Appreciation
         Purchased               Sold               Date         (Depreciation)
      -------------------------------------------------------------------------
      USD    247,699        CAD    265,000        10/23/08       $       (1,704)
      USD  2,306,898        EUR  1,474,000        10/23/08              150,876
      USD  3,115,051        EUR  2,127,000        10/23/08                3,884
      -------------------------------------------------------------------------
      Total                                                      $      153,056
                                                                 ==============

o     Swaps outstanding as of August 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                          Notional      Unrealized
                                                                           Amount      Appreciation
                                                                           (000)      (Depreciation)
      ----------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company
      and receive 3.80%
      Broker, JPMorgan Chase
      Expires March 2010                                                 USD  3,000   $     (616,764)

      Sold credit default protection on Ford Motor Company and
      receive 3.80%
      Broker, UBS Warburg
      Expires March 2010                                                 USD    930         (191,197)

      Sold credit default protection on Ford Motor Company and
      receive 5%
      Broker, Goldman Sachs & Co.
      Expires June 2010                                                  USD  3,750         (831,773)

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o     Swaps outstanding as of August 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                          Notional      Unrealized
                                                                           Amount      Appreciation
                                                                           (000)      (Depreciation)
      ----------------------------------------------------------------------------------------------
      Sold credit default protection Cooper Tire & Rubber Co.
      and receive 7.70%
      Broker, Lehman Brothers Special Financing
      Expires September 2013                                             USD  1,200   $          364
      ----------------------------------------------------------------------------------------------
      Total                                                                           $   (1,639,370)
                                                                                      ==============

o     Currency Abbreviations:
      CAD   Canadian Dollar
      EUR   Euro
      USD   U.S. Dollar

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
            -------------------------------------------------------------------
            Valuation               Investments in              Other Financial
             Inputs                   Securities                  Instruments*
            -------------------------------------------------------------------
            Level 1                  $   6,530,592               $      153,056
            Level 2                    300,566,526                   (1,610,640)
            Level 3                      4,369,320                           --
            -------------------------------------------------------------------
            Total                    $ 311,466,438               $   (1,457,584)
                                     ==========================================
            * Other financial instruments are swaps, forward currency exchange contracts and options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
            -------------------------------------------------------------------
                                                                 Investments in
                                                                   Securities
            -------------------------------------------------------------------
            Balance, as of June 1, 2008                        $          3,581
            Accrued discounts/premiums                                       --
            Realized gain (loss)                                             --
            Change in unrealized appreciation (depreciation)         (2,616,564)
            Net purchases (sales)                                            --
            Net transfers in/out of Level 3                           6,982,303
            -------------------------------------------------------------------
            Balance, as of August 31, 2008                     $      4,369,320
                                                               ================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 20, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: October 20, 2008